Derivative Instruments - Fair Market Value of Hedging / Non hedging Derivatives (Table) (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Derivative 1	Dec. 31, 2012 Derivative 2	Dec. 31, 2012 Derivative 3	Dec. 31, 2012 Total derivative instruments fair value
Bank			HSH Nordbank	HSH Nordbank	HSH Nordbank
Currency			USD	USD	USD
Notional amount			$ 11,500	$ 1,584	$ 46,000
Fixed rate			3.895%	4.099%	3.525%
Trade date			Apr. 24, 2008	Aug. 14, 2008	Mar. 25, 2008
Value date			Apr. 30, 2008	Aug. 20, 2008	Mar. 27, 2008
Maturity date			Mar. 28, 2013	Mar. 28, 2013	Mar. 27, 2013
Fair market value	$ 467	$ 8,255	$ 100	$ 14	$ 353	$ 367